Offerings - Offering: 1	Mar. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, no par value
Amount Registered | shares	10,515,886
Proposed Maximum Offering Price per Unit	1.42
Maximum Aggregate Offering Price	$ 14,932,558.12
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,062.19
Offering Note	a. The ordinary shares, no par value (“ordinary shares”) of VCI Global Limited (the “Company”) being registered hereunder are being registered for sale by the selling shareholder named in the prospectus. In accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the Registration Statement for which this filing fee table serves as an exhibit also covers an indeterminate number of additional ordinary shares as may be issuable as a result of share splits, share dividends or similar transactions.

b. Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(c) under the Securities Act of 1933, based on the average of the high and low trading prices on March 30, 2026 of the Registrant’s ordinary shares listed on Nasdaq Capital Market.